Statement of Operations (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Earnings Per Share, Diluted	$ (0.54)	$ (0.31)
Weighted Average Number of Shares Outstanding, Diluted	3,307,118	4,006,007